INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Investments in Sales-Type and Direct Financing Leases and Leaseback Assets) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Investments in sales-type and direct financing leases	$ 786,598
Investments in sales-type and direct financing leases		$ 802,159
Investments in leaseback assets	207,789	$ 0
Total	$ 994,387